Unaudited Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue	$ 58,458	$ 74,495	$ 122,940	$ 154,914
Time charter and voyage expenses	(5,585)	(1,017)	(8,763)	(2,438)
Direct vessel expenses	(934)	(1,405)	(1,827)	(2,049)
Management fees (entirely through related party transactions)	(23,678)	(24,318)	(47,096)	(48,504)
General and administrative expenses	(3,693)	(5,981)	(6,456)	(9,510)
Depreciation and amortization	(14,220)	(14,294)	(28,440)	(29,177)
Gain on sale of vessel	0	0	0	2,282
Interest income	2,546	880	4,740	1,534
Interest expense and finance cost	(19,785)	(18,913)	(38,632)	(38,038)
Equity/ (loss) in net earnings of affiliated companies	(57,728)	3,731	(54,960)	8,622
Other income/ (expense), net	202	(994)	(308)	(1,682)
Net (loss)/ income	(64,417)	12,184	(58,802)	35,954
Dividend declared on restricted shares	0	(35)	0	(70)
Undistributed loss/ (income) attributable to Series C participating preferred shares	3,127	(591)	2,855	(1,752)
Net (loss)/ income attributable to common shareholders, basic	(61,290)	11,558	(55,947)	34,132
Dividend declared on restricted shares	0	35	0	70
Net (loss)/ income attributable to common shareholders, diluted	$ (61,290)	$ 11,593	$ (55,947)	$ 34,202
Net (loss)/ income per share, basic and diluted	$ (0.41)	$ 0.08	$ (0.37)	$ 0.23
Weighted average number of shares, basic	150,436,836	150,084,084	150,468,625	149,668,699
Weighted average number of shares, diluted	150,436,836	150,784,089	150,468,625	150,836,836